SUPPLEMENT TO THE FIDELITY INSURED MUNICIPAL INCOME FUND FEBRUARY 28, 1997 PROSPECTUS
The following changes are effective April 1, 1997:
The fund has changed its name to Spartan Insured Municipal Income Fund. The minimum investments have been changed to the following:
TO OPEN AN ACCOUNT  $10,000
TO ADD TO AN ACCOUNT  $1,000
Through regular investment plans $500
MINIMUM BALANCE $5,000
The minimum check amount has been increased to $1,000.
References to the minimums throughout the prospectus are changed to the above minimums.
The following information replaces similar information found in "Expenses" on page 5:
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 25, for an explanation of how and when these charges apply.
Maximum sales charge on purchases      None
and reinvested distributions

Deferred sales charge on redemptions   None

Exchange Fee                           None

Annual account maintenance fee         $12.0
(for accounts under $2,500)            0

ANNUAL FUND OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page 15).
The following figures are based on historical expenses, adjusted to reflect current fees, and are calculated as a percentage of average net assets.

Management fee (after reimbursement)   .34%

12b-1 fee                              None

Other expenses                         .21%

Total fund operating expenses          .55%
(after reimbursement)

EXAMPLES: Let's say, hypothetically, that the fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated:
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary. Effective April 1, 1997, FMR voluntarily agreed to implement an expense cap. FMR will reimburse the fund to the extent that total operating expenses exceeds .55%. The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. If these agreements were not in effect, the management fee and total operating expenses would be .40% and .61%, respectively.

SUPPLEMENT TO THE FIDELITY AGGRESSIVE MUNICIPAL FUND
FEBRUARY 28, 1997
PROSPECTUS
   Effective April 15, 1997, the following information replaces the similar information found in "Charter" on page 8:
David Murphy is manager of Aggressive Municipal, which he has managed since April 1997. He also manages several other Fidelity funds. Mr. Murphy joined Fidelity as a portfolio manager in 1989.
The following changes are effective April 1, 1997:
The minimum investments have been changed to the following:
TO OPEN AN ACCOUNT  $10,000
TO ADD TO AN ACCOUNT  $1,000
Through regular investment plans $500
MINIMUM BALANCE $5,000
References to the minimums throughout the prospectus are changed to the above minimums.
The following information replaces similar information found in "Expenses" on page 4:
EXPENSES
    SHAREHOLDER TRANSACTION EXPENSES    are charges you may pay when you
buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 25, for an explanation of how and when these charges apply.
Maximum sales charge on purchases                                     None
and reinvested distributions

Deferred sales charge on redemptions                                  None

Redemption fee (as a % of amount redeemed on shares held less than    1.00
180 days)                                                             %

Exchange Fee                      None

Annual account maintenance fee    $12.0
(for accounts under $2,500)       0

       ANNUAL FUND OPERATING EXPENSES    are paid out of each fund's
assets. The fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page 15).
The following figures are based on historical expenses, adjusted to reflect current fees, and are calculated as a percentage of average net assets.
Management fee                  0.37
(after reimbursement)           %

12b-1 fee                       None

Other expenses                  0.18
                                %

Total fund operating expenses   0.55
(after reimbursement)           %

       EXAMPLES:    Let's say, hypothetically, that the fund's annual
return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated.
After 1 year     $ 6

After 3 years    $18

After 5 years    $31

After 10 years   $69

   These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
FMR voluntarily agreed to implement a management fee reduction of 0.05%, effective March 1, 1997, and to reimburse the fund to the extent that total operating expenses exceed 0.55%, effective April 1, 1997. If these agreements were not in effect, the management fee and total operating expenses would be 0.45% and 0.63%, respectively.
In the Financial Highlights table on page 5, the line item "Total from investment operations" should be $.392 for the year ended December 31, 1996 instead of $(.392) as previously reported.

SUPPLEMENT TO THE
FIDELITY MICHIGAN,
MINNESOTA, AND OHIO MUNICIPAL FUNDS' FEBRUARY 28, 1997 PROSPECTUS
The following changes are effective April 1, 1997:
Fidelity Michigan Municipal Income Fund has changed its name to Spartan(registered trademark) Michigan Municipal Income Fund.
Fidelity Minnesota Municipal Income Fund has changed its name to Spartan Minnesota Municipal Income Fund.
Fidelity Ohio Municipal Income Fund has changed its name to Spartan Ohio Municipal Income Fund.
With respect to Spartan Michigan Municipal Income Fund, Spartan Minnesota Municipal Income Fund, and Spartan Ohio Municipal Income Fund, the minimum investments have been changed to the following:
TO OPEN AN ACCOUNT  $10,000
TO ADD TO AN ACCOUNT  $1,000
Through regular investment plans $500
MINIMUM BALANCE $5,000
With respect to Spartan Michigan Municipal Income Fund, Spartan Minnesota Municipal Income Fund, and Spartan Ohio Municipal Income Fund, the minimum check amount has been increased to $1,000.
References to the minimums throughout the prospectus are changed to the referenced minimums with respect to Spartan Michigan Municipal Income Fund, Spartan Minnesota Municipal Income Fund, and Spartan Ohio Municipal Income Fund.
The following information replaces similar information found in "Expenses" on page 5:
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 36 for an explanation of how and when these charges apply.
Maximum sales charge on purchases                                None
and reinvested distributions

Deferred sales charge on redemptions                             None

Redemption fee (as a % of amount redeemed on shares held less    None
than 180 days)

Exchange Fee                                                     None

Annual account maintenance fee                                   $12.0
(for accounts under $2,500)                                      0

ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page 25).
The following figures are based on historical expenses, adjusted to reflect current fees, and are calculated as a percentage of average net assets. SPARTAN MI MUNI INCOME
Management fee                  .36%

12b-1 fee                       None

Other expenses                  .19%

Total fund operating expenses   .55%

SPARTAN MN MUNI INCOME
Management fee                  .35%

12b-1 fee                       None

Other expenses                  .20%

Total fund operating expenses   .55%

SPARTAN OH MUNI INCOME
Management fee                  .36%

12b-1 fee                       None

Other expenses                  .19%

Total fund operating expenses   .55%

EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated.
SPARTAN MI MUNI INCOME
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

SPARTAN MN MUNI INCOME
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

After 1 year     $ 6

SPARTAN OH MUNI INCOME
After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary. Effective April 1, 1997, FMR voluntarily agreed to implement an expense cap for Spartan Michigan Municipal Income Fund, Spartan Minnesota Municipal Income Fund, and Spartan Ohio Municipal Income Fund. FMR will reimburse each fund to the extent that total operating expenses exceed .55%. Each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. If these agreements were not in effect, the management fee and total operating expenses would be .40% and
 .59% for Spartan Michigan Municipal Income Fund, .40% and .60% for Spartan Minnesota Municipal Income Fund, and .40% and .59% for Spartan Ohio Municipal Income Fund.
The following information replaces similar information found in "Charter" on page 17:
George Fischer is manager of Spartan Ohio Municipal Income, which he has managed since April 1997. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.

SUPPLEMENT TO THE SPARTAN(registered trademark) PENNSYLVANIA MUNICIPAL
FUNDS
FEBRUARY 28, 1997
PROSPECTUS
The following changes are effective April 1, 1997:
With respect to Spartan Pennsylvania Municipal Income Fund, the following fees for individual transactions have been eliminated: the $5.00 exchange fee, the $5.00 wire fee, and the $5.00 account closeout fee. References to these fees throughout the prospectus are no longer in effect with respect to Spartan Pennsylvania Municipal Income Fund.
The following information replaces similar information found in "Expenses" beginning on page 5:
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy, sell, or exchange shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 30 for an explanation of how and when these charges apply.

Maximum sales charge on purchases                                          None
and reinvested distributions

Deferred sales charge on redemptions                                       None

Redemption fee (as a % of amount redeemed on shares held less              None
than 180 days)                                                             .50%
 for Spartan PA Municipal Money Market
 for Spartan PA Municipal Income

Exchange and wire transaction fees (for Spartan PA Municipal Money         $5.00
Market only)

Checkwriting fee, per check written (available for Spartan PA Municipal    $2.00
Money Market)

Account closeout fee (for Spartan PA Municipal Money Market only)          $5.00

Annual account maintenance fee                                             $12.0
(for accounts under $2,500)                                                0


THESE FEES ARE WAIVED (except for the redemption fee) if your account balance at the time of the transaction is $50,000 or more.
EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated. Figures for Spartan Pennsylvania Municipal Money Market assume that you leave your account open, and then assume that you close your account at the end of the period:

After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
The following information replaces the similar information found in the "Charter" section on page 12:
Jonathan Short is manager of Spartan Pennsylvania Municipal Income, which he has managed since April 1997. He also manages several other Fidelity funds. Since joining Fidelity in 1990, Mr. Short has worked as an analyst and manager.

SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, AND CLASS B FEBRUARY 28,1997 PROSPECTUS
The following information replaces similar information on the cover page. High Yield and Strategic Income may each invest without limitation in lower-quality debt securities, sometimes called "junk bonds." Investors should consider that these securities carry greater risks, such as the risk of default, than other debt securities. Refer to "Investment Principles and Risks" on page 40 for further information.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal may invest in lower-quality municipal securities which invoke greater risks than the investment-grade securities. The following information replaces similar information found in "Key Facts," footnote F on page 36.
 CLASS A OF MUNICIPAL BOND IS EXPECTED TO COMMENCE OPERATIONS ON OR ABOUT FEBRUARY 28, 1997. RETURNS BETWEEN JULY 1, 1996 AND FEBRUARY 28, 1997 ARE THOSE OF CLASS T AND REFLECT CLASS T'S 0.25% 12B-1 FEE. RETURNS PRIOR TO THAT DATE ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS A'S RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE WAS REFLECTED IN RETURNS PRIOR TO JULY 1, 1996.
 INITIAL OFFERING OF CLASS B SHARES OF EQUITY GROWTH TOOK PLACE ON DECEMBER 31, 1996. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE), WHICH IS NOT REFLECTED IN PRIOR RETURN DATES. RETURNS BETWEEN SEPTEMBER 10, 1992 AND DECEMBER 31, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE (0.65% PRIOR TO JANUARY 1, 1996). RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF THE FUND, WHICH DOES NOT BEAR A 12B-1 FEE. CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
 INITIAL OFFERING OF CLASS B SHARES OF BALANCED TOOK PLACE ON DECEMBER 31, 1996. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING
FEE), WHICH IS NOT REFLECTED IN PRIOR RETURN DATES. RETURNS BETWEEN JANUARY 6, 1987 AND DECEMBER 31, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE (0.65% PRIOR TO JANUARY 1, 1996). CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING
FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
   Effective April 15, 1997, the following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section beginning on page 38.
George Fischer is manager of Advisor Municipal Bond and Advisor High Income Municipal, which he has managed since October 1995 and April 1997, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
The following information supplements similar information found in "FMR and Its Affiliates" on page 40.
As of January 31, 1997, approximately 29% of New York Municipal Income's total outstanding shares were held by FMR Corp.
Effective March 17,1997, the following information replaces similar information found in "Investment Principles and Risks" on page 43.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. The fund may also invest up to 35% of its assets in below investment-grade securities. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years.
As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
Effective March 17, 1997, the following information replaces similar information found in "Securities and Investment Practices" on page 46.
High Income Municipal currently intends to limit its investments in below investment-grade securities to less than 35% of its assets and does not currently intend to invest more than 10% of its total assets in bonds that are in default. A security is considered to be investment-grade quality if it is rated investment-grade by Moody's Investor Service, Standard and Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service L.P., or is unrated but judged by FMR to be equivalent quality.


SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS FEBRUARY 28,1997 PROSPECTUS
The following information replaces similar information on the cover page. High Yield and Strategic Income may each invest without limitation in lower-quality debt securities, sometimes called "junk bonds." Investors should consider that these securities carry greater risks, such as the risk of default, than other debt securities. Refer to "Investment Principles and Risks" on page 23 for further information.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal may invest in lower-quality municipal securities which invoke greater risks than the investment-grade securities.
   Effective April 15, 1997, the following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section beginning on page 21.
George Fischer is manager of Advisor Municipal Bond and Advisor High Income Municipal, which he has managed since October 1995 and April 1997, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
The following information supplements similar information found in "FMR and Its Affiliates" on page 23.
As of January 31, 1997, approximately 29% of New York Municipal Income's total outstanding shares were held by FMR Corp.
Effective March 17, 1997, the following information replaces similar information found in "Investment Principles and Risks" on page 26.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. The fund may also invest up to 35% of its assets in below investment-grade securities. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
Effective March 17, 1997, the following information replaces similar information found in "Securities and Investment Practices" on page 29.
High Income Municipal currently intends to limit its investments in below investment-grade securities to less than 35% of its assets and does not currently intend to invest more than 10% of its total assets in bonds that are in default. A security is considered to be investment-grade if it is rated investment-grade by Moody's Investor Service, Standard and Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality.